July 8, 2014

Supplement

SUPPLEMENT DATED JULY 8, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
(the "Fund")
Dated April 30, 2014

Divya Chhibba no longer manages the Fund. As a result, effective immediately, all references to Ms. Chhibba are hereby deleted from the Fund's Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

USGSPT-6/14

July 8, 2014

Supplement

SUPPLEMENT DATED JULY 8, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley U.S. Government Securities Trust
(the "Fund")
Dated April 30, 2014

Divya Chhibba no longer manages the Fund. As a result, effective immediately, all references to Ms. Chhibba are hereby deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.